Earnings per Share (Details 2) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Common Stock Outstanding [Roll Forward]
Outstanding, beginning of year	5,441,190	5,233,986	5,032,679
Issuance of stock as 4% stock dividend	217,155	209,359	201,307
Purchase of treasury stock	(41,738)	(2,155)	0
Outstanding, end of year	5,616,607	5,441,190	5,233,986